Segment Information (Summary Of Certain Operating Information For Reportable Segments) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Net interest income (expense)	$ 124,647,000	$ 118,410,000	$ 108,706,000	$ 109,614,000	$ 112,677,000	$ 102,980,000	$ 104,314,000	$ 95,865,000	$ 461,377,000	$ 415,836,000	$ 311,876,000
Provision for credit losses									102,638,000	124,664,000	167,932,000
Noninterest income									189,698,000	192,160,000	317,647,000
Noninterest expense	118,768,000	106,321,000	97,206,000	98,109,000	106,201,000	99,723,000	92,663,000	83,938,000	420,404,000	382,525,000	344,087,000
Income tax expense (benefit)	12,753,000	19,844,000	7,215,000	10,646,000	7,937,000	12,287,000	7,781,000	9,473,000	50,458,000	37,478,000	44,435,000
Net income (loss)	19,221,000	30,202,000	11,750,000	16,402,000	14,205,000	20,098,000	13,009,000	16,017,000	77,575,000	63,329,000	73,069,000
Total assets at end of year	15,893,808,000				13,980,156,000				15,893,808,000	13,980,156,000	12,215,620,000
Parent Company [Member]
Segment Reporting Information [Line Items]
Income tax expense (benefit)									16,573,000	8,997,000	1,241,000
Net income (loss)									77,575,000	63,329,000	73,069,000
Total assets at end of year	1,930,117,000				1,791,044,000				1,930,117,000	1,791,044,000
Community Banking [Member]
Segment Reporting Information [Line Items]
Net interest income (expense)									428,068,000	386,594,000	300,552,000
Provision for credit losses									102,544,000	105,018,000	165,302,000
Noninterest income									140,392,000	133,110,000	92,578,000
Noninterest expense									331,006,000	304,223,000	273,467,000
Income tax expense (benefit)									51,338,000	39,032,000	(19,780,000)
Net income (loss)									83,572,000	71,431,000	(25,859,000)
Total assets at end of year	15,188,133,000				13,258,238,000				15,188,133,000	13,258,238,000	12,019,936,000
Specialty Finance [Member]
Segment Reporting Information [Line Items]
Net interest income (expense)									112,508,000	89,870,000	69,855,000
Provision for credit losses									864,000	22,586,000	7,537,000
Noninterest income									3,071,000	13,643,000	162,075,000
Noninterest expense									28,876,000	27,021,000	24,768,000
Income tax expense (benefit)									39,427,000	21,367,000	79,263,000
Net income (loss)									46,412,000	32,539,000	120,362,000
Total assets at end of year	3,271,323,000				2,944,388,000				3,271,323,000	2,944,388,000	2,185,225,000
Wealth Management [Member]
Segment Reporting Information [Line Items]
Net interest income (expense)									8,460,000	12,275,000	12,286,000
Noninterest income									54,940,000	45,447,000	38,281,000
Noninterest expense									51,431,000	46,576,000	41,660,000
Income tax expense (benefit)									4,879,000	4,257,000	3,330,000
Net income (loss)									7,090,000	6,889,000	5,577,000
Total assets at end of year	92,089,000				65,274,000				92,089,000	65,274,000	62,458,000
Parent And Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Net interest income (expense)									(87,659,000)	(72,903,000)	(70,817,000)
Provision for credit losses									(770,000)	(2,940,000)	(4,907,000)
Noninterest income									(8,705,000)	(40,000)	24,713,000
Noninterest expense									9,091,000	4,705,000	4,192,000
Income tax expense (benefit)									(45,186,000)	(27,178,000)	(18,378,000)
Net income (loss)									(59,499,000)	(47,530,000)	(27,011,000)
Total assets at end of year	$ (2,657,737,000)				$ (2,287,744,000)				$ (2,657,737,000)	$ (2,287,744,000)	$ (2,051,999,000)